UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [  ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
           --------------------------------------------------
Address:   623 Fifth Avenue, 32nd Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York              8/14/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        613,260
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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


                                 TITLE                    VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  OF CLASS      CUSIP     (X $1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE   SHARED NONE

ASCENDIA BRANDS INC             COM         043509108    9,282    3,094,061    SH       SOLE                   3,094,061

BEST BUY INC                    COM         086516101      548       10,000    SH       SOLE                      10,000

BLOCKBUSTER INC                 CL A        093679108   51,046   10,250,165    SH       SOLE                  10,250,165

BLOCKBUSTER INC                 CL B        093679207   17,900    4,077,410    SH       SOLE                   4,077,410

BLUEFLY INC                     COM         096227103   33,091   27,347,667    SH       SOLE                  27,347,667

BUCA INC                        COM         117769109   10,096    1,786,966    SH       SOLE                   1,786,966

CBRL GROUP INC                  COM         12489V106   24,672      727,368    SH       SOLE                     727,368

COACH INC                       COM         189754104      449       15,000    SH       SOLE                      15,000

COCA COLA CO                    COM         191216100   52,429    1,218,706    SH       SOLE                   1,218,706

DENNYS CORP                     COM         24869P104      959      260,000    SH       SOLE                     260,000

DIAMONDS TR                     UNIT SER 1  252787106    3,857       34,500    SH       SOLE                      34,500

ENDEAVOR ACQUISITION CORP       COM         292577103    8,300    1,000,000    SH       SOLE                   1,000,000

FOOT LOCKER INC                 COM         344849104    1,837       75,000    SH       SOLE                      75,000

GAIAM INC                       CL A        36268Q103   49,446    3,526,814    SH       SOLE                   3,526,814

GREAT ATLANTIC & PAC TEA INC    COM         390064103   24,431    1,075,290    SH       SOLE                   1,075,290

HEINZ H J CO                    COM         423074103   20,610      500,000    SH       SOLE                     500,000

INTRAWEST CORPORATION           COM         460915200   33,178    1,041,370    SH       SOLE                   1,041,370

LEAPFROG ENTERPRISES INC        CL A        52186N106   14,961    1,481,300    SH       SOLE                   1,481,300

MULTIMEDIA GAMES INC            COM         625453105   27,091    2,674,355    SH       SOLE                   2,674,355

NASDAQ 100 TR                   UNIT SER 1  631100104    2,132       55,000    SH       SOLE                      55,000

PATHMARK STORES INC NEW         COM         70322A101    6,576      698,783    SH       SOLE                     698,783

PIER 1 IMPORTS INC              COM         720279108    3,281      470,100    SH       SOLE                     470,100

SKILLSOFT PLC                   SPONSORED   830928107   24,480    4,000,000    SH       SOLE                   4,000,000
                                 ADR

SUPERVALU INC                   COM         868536103   98,531    3,209,477    SH       SOLE                   3,209,477

ST JOE CO                       COM         790148100   22,712      488,000    SH       SOLE                     488,000

TRANS WORLD ENTMT CORP          COM         89336Q100    7,282    1,008,605    SH       SOLE                   1,008,605

TRUE RELIGION APPAREL INC       COM         89784N104      664       37,500    SH       SOLE                      37,500

TWEETER HOME ENTMT GROUP INC    COM         901167106   12,512    1,762,250    SH       SOLE                   1,762,250

WENDYS INTL INC                 COM         950590109   33,517      575,000    SH       SOLE                     575,000

WET SEAL INC                    CL A        961840105   16,879    3,458,809    SH       SOLE                   3,458,809

WILLIAMS SONOMA INC             COM         969904101      511       15,000    SH       SOLE                      15,000

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